Note 12 - Mezzanine Equity (Details Textual)	6 Months Ended
Jun. 30, 2017 shares
Series B Convertible Preferred Stock [Member]
Preferred Stock, Shares Outstanding	446
Conversion of Series B Convertible Preferred Stock to Common Stock [Member]
Conversion of Stock, Shares Issued	23,331
Conversion of Stock, Shares Converted	1,660